Quarterly Holdings Report
for

Fidelity® Global Equity Income Fund

July 31, 2019

GED-QTLY-0919
1.938167.107

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Bailiwick of Guernsey - 0.2%
Amdocs Ltd.	2,400	$153,576
Bailiwick of Jersey - 0.3%
WPP PLC	19,122	225,246
Belgium - 0.7%
KBC Groep NV	7,745	499,676
Bermuda - 0.9%
Dairy Farm International Holdings Ltd.	4,000	29,952
Hiscox Ltd.	12,200	252,219
IHS Markit Ltd. (a)	4,900	315,658

TOTAL BERMUDA		597,829

Brazil - 0.6%
Equatorial Energia SA	9,600	237,714
Ultrapar Participacoes SA	38,400	200,133

TOTAL BRAZIL		437,847

Canada - 4.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	8,300	508,766
Constellation Software, Inc.	1,462	1,390,983
Fairfax Financial Holdings Ltd. (sub. vtg.)	343	158,908
Imperial Oil Ltd.	13,348	365,507
Suncor Energy, Inc.	21,721	623,257

TOTAL CANADA		3,047,421

Cayman Islands - 1.0%
Best Pacific International Holdings Ltd.	138,000	46,263
SITC International Holdings Co. Ltd.	558,000	615,051
Value Partners Group Ltd.	53,000	31,596

TOTAL CAYMAN ISLANDS		692,910

China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	2,200	308,596
Shanghai International Airport Co. Ltd. (A Shares)	12,268	146,534

TOTAL CHINA		455,130

France - 2.1%
Amundi SA (b)	3,140	216,901
Elior SA (b)	14,779	193,543
Sanofi SA	6,807	567,240
VINCI SA	4,286	440,874

TOTAL FRANCE		1,418,558

Germany - 1.7%
Deutsche Post AG	6,779	221,453
Hannover Reuck SE	2,000	313,724
Linde PLC	1,886	362,756
SAP SE	2,469	301,801

TOTAL GERMANY		1,199,734

Hong Kong - 1.3%
AIA Group Ltd.	51,200	524,071
Techtronic Industries Co. Ltd.	52,000	386,706

TOTAL HONG KONG		910,777

India - 1.1%
HDFC Asset Management Co. Ltd. (b)	3,700	114,910
HDFC Bank Ltd. sponsored ADR	1,800	206,964
Housing Development Finance Corp. Ltd.	5,600	171,943
Reliance Industries Ltd.	15,400	259,269

TOTAL INDIA		753,086

Ireland - 1.3%
Accenture PLC Class A	4,512	868,921
Israel - 0.0%
Ituran Location & Control Ltd.	965	28,159
Japan - 7.0%
Aucnet, Inc.	2,031	23,150
Daiichikosho Co. Ltd.	11,100	460,672
Hoya Corp.	19,600	1,514,275
Inaba Denki Sangyo Co. Ltd.	7,500	346,769
Japan Meat Co. Ltd.	27,900	463,931
Minebea Mitsumi, Inc.	21,500	366,951
Mitani Shoji Co. Ltd.	4,000	197,812
Nippon Telegraph & Telephone Corp.	8,400	379,101
Nitori Holdings Co. Ltd.	1,400	189,558
Ryohin Keikaku Co. Ltd.	200	35,720
Sony Corp.	8,400	477,741
Tsuruha Holdings, Inc.	3,900	398,998

TOTAL JAPAN		4,854,678

Kenya - 0.6%
Safaricom Ltd.	1,452,500	382,494
Liberia - 0.5%
Royal Caribbean Cruises Ltd.	3,025	351,929
Luxembourg - 1.3%
B&M European Value Retail SA	198,556	893,417
Multi-National - 0.8%
HKT Trust/HKT Ltd. unit	351,600	561,658
Netherlands - 2.2%
NXP Semiconductors NV	6,244	645,567
Unilever NV	15,234	883,018

TOTAL NETHERLANDS		1,528,585

Nigeria - 0.1%
Guaranty Trust Bank PLC	617,500	48,411
Norway - 0.4%
Equinor ASA (c)	15,863	284,598
Sweden - 0.2%
Indutrade AB	5,900	167,573
Switzerland - 4.6%
Alcon, Inc. (a)	1,200	70,500
Banque Cantonale Vaudoise	440	327,384
Chubb Ltd.	4,369	667,758
Nestle SA (Reg. S)	9,545	1,012,602
Roche Holding AG (participation certificate)	4,000	1,070,661

TOTAL SWITZERLAND		3,148,905

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	124,000	1,018,430
United Kingdom - 8.1%
AstraZeneca PLC sponsored ADR	20,367	884,131
BP PLC	86,368	571,475
British American Tobacco PLC (United Kingdom)	9,208	328,105
Bunzl PLC	19,800	517,694
Cineworld Group PLC	51,596	160,065
Cranswick PLC	2,700	87,406
Diageo PLC	11,600	483,722
Hilton Food Group PLC	58,600	667,026
Imperial Tobacco Group PLC	6,056	154,291
Micro Focus International PLC	18,126	381,808
Moneysupermarket.com Group PLC	56,608	253,954
Nielsen Holdings PLC	4,200	97,272
Reckitt Benckiser Group PLC	5,400	417,438
St. James's Place Capital PLC	23,878	285,734
Standard Life PLC	39,950	145,167
Victrex PLC	5,800	143,889

TOTAL UNITED KINGDOM		5,579,177

United States of America - 50.0%
Altria Group, Inc.	11,271	530,526
Ameren Corp. (c)	7,443	563,361
American Tower Corp.	6,718	1,421,663
AMETEK, Inc.	10,886	975,494
Amgen, Inc.	6,435	1,200,642
Apple, Inc.	11,327	2,413,104
Bank of America Corp.	35,013	1,074,199
Becton, Dickinson & Co.	3,709	937,635
Berkshire Hathaway, Inc. Class B (a)	1,700	349,231
Bristol-Myers Squibb Co.	11,850	526,259
Capital One Financial Corp.	8,848	817,732
Charter Communications, Inc. Class A (a)	919	354,164
Chevron Corp.	8,059	992,143
Cigna Corp.	1,300	220,896
Citigroup, Inc.	5,163	367,399
Comcast Corp. Class A	18,226	786,816
ConocoPhillips Co.	11,039	652,184
Corteva, Inc.	2,448	72,216
Danaher Corp.	3,800	533,900
Diamond Hill Investment Group, Inc.	1,000	140,950
Dow, Inc. (a)	3,448	167,021
DowDuPont, Inc.	2,448	176,648
Eli Lilly & Co.	3,867	421,310
Equifax, Inc.	1,700	236,453
Fortive Corp.	3,930	298,877
General Dynamics Corp.	1,470	273,332
General Electric Co.	43,432	453,864
Huntington Bancshares, Inc.	6,200	88,350
Interpublic Group of Companies, Inc.	10,012	229,475
Johnson & Johnson	5,887	766,605
JPMorgan Chase & Co.	11,405	1,322,980
Kroger Co.	4,400	93,104
Lowe's Companies, Inc.	8,498	861,697
M&T Bank Corp.	1,100	180,675
Marsh & McLennan Companies, Inc.	2,500	247,000
McCormick & Co., Inc. (non-vtg.)	700	110,978
MetLife, Inc.	5,400	266,868
Microsoft Corp.	20,087	2,737,256
MSCI, Inc.	1,719	390,626
NextEra Energy, Inc.	1,500	310,755
Northrop Grumman Corp.	900	311,013
NRG Energy, Inc.	8,200	279,948
PepsiCo, Inc. (c)	6,533	834,983
Philip Morris International, Inc.	2,800	234,108
Phillips 66 Co.	3,500	358,960
PVH Corp.	1,800	160,056
Qualcomm, Inc.	4,267	312,174
S&P Global, Inc.	1,670	409,067
SunTrust Banks, Inc.	12,054	802,796
T-Mobile U.S., Inc. (a)	1,400	111,622
The J.M. Smucker Co.	3,275	364,147
The Kraft Heinz Co.	4,300	137,643
The Travelers Companies, Inc.	2,900	425,198
The Walt Disney Co.	4,375	625,669
U.S. Bancorp	8,491	485,261
United Technologies Corp.	3,830	511,688
UnitedHealth Group, Inc.	4,297	1,069,996
Valero Energy Corp.	4,610	393,003
Verizon Communications, Inc.	12,197	674,128
Vistra Energy Corp.	7,200	154,512
WEC Energy Group, Inc.	2,600	222,196
Wells Fargo & Co.	22,025	1,066,230

TOTAL UNITED STATES OF AMERICA		34,508,786

TOTAL COMMON STOCKS
(Cost $49,346,772)		64,617,511

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.4%
Itau Unibanco Holding SA	32,550	296,983
Spain - 0.3%
Grifols SA Class B	7,200	165,083
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $401,892)		462,066
	Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.8% 3/31/40(e)(f)
(Cost $2,060)	CAD 2,400	2,328
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund 2.43% (g)	3,857,773	3,858,544
Fidelity Securities Lending Cash Central Fund 2.43% (g)(h)	53,480	53,485
TOTAL MONEY MARKET FUNDS
(Cost $3,912,025)		3,912,029
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $53,662,749)		68,993,934
NET OTHER ASSETS (LIABILITIES) - 0.1%		62,340
NET ASSETS - 100%		$69,056,274

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $525,354 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,655
Fidelity Securities Lending Cash Central Fund	4,003
Total	$62,658

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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